Share capital and additional paid-in capital (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2010
Statement [Line Items]
Common stock, shares issued	36,000,000,000	20,000,000
Common stock, par value	¥ 0.00005
Common stock, increased value	¥ 8,500,000
March 1, 2018 [Member] | Ordinary Shares [Member]
Statement [Line Items]
Common stock, shares issued	2,000,000,000
Common stock, par value	¥ 0.00005
Dividend	¥ 100,000
March 1, 2018 [Member] | Ordinary Share One [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000
Common stock, par value	¥ 0.00005
March 1, 2018 [Member] | Ordinary Share Two [Member]
Statement [Line Items]
Common stock, shares issued	1,000,000,000
Common stock, par value	¥ 0.00005
Common stock, increased value	¥ 50,000